Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses
	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Salaries and employee benefits	$2,173	$2,153
Directors’ fees	269	251
Share-based payments	1,930	1,237
Professional fees	477	639
Office and general	1,802	1,075
	$6,651	$5,355